Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Time Deposits [Line Items]
2014	$ 34,874
2015	19,499
2016	10,680
2017	5,254
2018	5,934
Thereafter	2,065
Time deposits maturities, after next twelve months	$ 78,306